Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets:
Cash and cash equivalents	$ 1,137	$ 3,204
Restricted cash	658	0
Prepaid expenses and other current assets	1,506	1,226
Total current assets	3,301	4,430
Property and equipment, net	4,310	6,175
Operating lease right-of-use asset, net	913	1,543
Other assets	21	21
Total Assets	8,545	12,169
Senior secured convertible promissory notes	13,240	14,000
Accounts payable	2,676	2,136
Accrued expenses and other current liabilities	2,243	1,673
Interest payable	1,645	1,938
Note payable	415	0
Operating lease liability - current	685	631
Total current liabilities	20,904	20,378
Operating lease liability - noncurrent	228	912
Total Liabilities	21,132	21,290
Commitments and contingencies (Note 8)
Stockholders’ Deficit:
Preferred Stock, $0.0001 par value: 60,000,000 shares authorized, 36,835 and 14,000 issued and outstanding, with a liquidation preference of $45,569 and $16,205, as of December 31, 2024 and December 31, 2023, respectively	0	0
Common stock, $0.001 par value: 300,000,000 shares authorized as of December 31, 2024 and December 31, 2023; 1,533,272 and 1,258,460 shares issued and outstanding as of December 31, 2024 and December 31, 2023, respectively	2	1
Additional paid-in capital	137,206	113,775
Accumulated deficit	(149,795)	(122,897)
Total Stockholders’ Deficit	(12,587)	(9,121)
Total Liabilities and Stockholders’ Deficit	$ 8,545	$ 12,169